Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total general fund assets	$ 205,614	$ 205,374
Investments for account of segregated fund holders	125,292	139,996
Total general fund liabilities	176,237	177,301
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(374)	(388)
Investments for account of segregated fund holders	0	0
Total general fund liabilities	(374)	(388)
Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	110,888	110,499
Investments for account of segregated fund holders	109,058	121,146
Total general fund liabilities	100,396	100,838
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	37,282	33,391
Investments for account of segregated fund holders	421	519
Total general fund liabilities	30,190	29,553
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	11,702	10,024
Investments for account of segregated fund holders	0	0
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	11,702	10,024
Investments for account of segregated fund holders	0	0
Total general fund liabilities	9,474	8,010
Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	37,072	37,661
Investments for account of segregated fund holders	7,111	7,609
Total general fund liabilities	29,662	30,884
Corporate
Disclosure of operating segments [line items]
Total general fund assets	9,044	14,187
Investments for account of segregated fund holders	8,702	10,722
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	9,044	14,187
Investments for account of segregated fund holders	8,702	10,722
Total general fund liabilities	$ 6,889	$ 8,404